October 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

Ladies and Gentlemen:

On behalf of State Farm Mutual Fund Trust (the “Trust”), and in accordance with rule 14a-6(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) and rule 20a-1 under the Investment Company Act of 1940, we are submitting for electronic filing additional solicitation materials for use in connection with the Trust’s Special Meeting of Shareholders scheduled to be held on December 16, 2011. This material was posted to the registrant’s website on September 30, 2011. The Question and Answers included as part of this filiing were also included in the definitive proxy statement filed by the registrant with the Commission on September 30, 2011.

Should you have any questions regarding this filing, please contact the undersigned at 309-766-1908. Thank you.

Sincerely,

/s/ David M. Moore

David M. Moore

Assistant Secretary

State Farm Mutual Fund Trust

Enclosure